Document and Entity Information Document	Feb. 23, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	FIVE9, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36383
Entity Tax Identification Number	94-3394123
Entity Address, Address Line One	3001 Bishop Drive
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	925
Local Phone Number	201-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	FIVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001288847
Amendment Flag	false